Business and Significant Accounting Policies (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($) segment item	Dec. 31, 2021 USD ($)
Business And Significant Accounting Polices [Line Items]
Number of reportable business segments	0	0
Number of board of directors	13	13
Number of disinterested directors	7	7
Direct or indirect ownership interest time period	10 years	10 years
Number of board positions to be eliminated upon acquisition	2	2
Number of directors appointed	2	2
Disinterested directors expenditure budget percentage		10.00%
Goodwill | $	$ 4,740	$ 4,740	$ 4,740
Minimum [Member]
Business And Significant Accounting Polices [Line Items]
Disinterested directors expenditure budget percentage	10.00%
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2	2
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Number of directors appointed	2	2
Ownership	80.25%	80.25%
Oncor Holdings [Member] | Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners		51.00%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2	2
Ownership	19.75%	19.75%